Long-term debt	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Long-term debt [Text Block]

17. Long-term debt

Long-term debt is comprised of the following:

	Dec. 31, 2019	Dec. 31, 2018
Senior unsecured notes (a)	$991,558	$989,306
Less: Unamortized transaction costs - revolving credit facilities (b)	(6,303)	(8,276)
	$985,255	$981,030

(a) Senior unsecured notes

Balance, January 1, 2018	$987,903
Change in fair value of embedded derivative (prepayment option)	316
Accretion of transaction costs and premiums	1,087
Balance, December 31, 2018	$989,306
Change in fair value of embedded derivative (prepayment option)	1,079
Accretion of transaction costs and premiums	1,173
Balance, December 31, 2019	$991,558

The $1,000,000 aggregate principal amount of senior notes are comprised of two series: (i) a series of 7.25% senior notes due 2023 in an aggregate principal amount of $400,000 and (ii) a series of 7.625% senior notes due 2025 in an aggregate principal amount of $600,000.

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company's subsidiaries, other than HudBay (BVI) Inc. and certain excluded subsidiaries, which include the Company's subsidiaries that own an interest in the Rosemont project and any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development. The Group's revolving credit facilities are secured against substantially all of the Group's assets, other than those associated with the Arizona business unit.

(b) Unamortized transaction costs - revolving credit facilities

Balance, January 1, 2018	$8,328
Accretion of transaction costs	(1,946)
Transaction costs	1,894
Balance, December 31, 2018	$8,276
Accretion of transaction costs	(2,342)
Transaction costs	369
Balance, December 31, 2019	$6,303

As at December 31, 2019, the Peru business unit had $40,000 in surety bonds issued to support its reclamation obligations. The Arizona business unit had $8,591 in surety bonds issued to support future reclamation and closure obligations. No cash collateral is required to be posted. The Peru business unit had $43,509 in letters of credit issued under the Peru facility to support its reclamation obligations and the Manitoba business unit had $85,927 in letters of credit issued under the Canada facility to support its reclamation and pension obligations. Given that these letters of credit are issued under the senior credit facilities, no cash collateral is required to be posted. Lastly, the Peru business unit had $45,000 in letters of credit issued with various Peruvian financial institutions.